UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2019 (Unaudited)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Commercial Paper - 34.4%
Alpine Securitization	2.87	3/28/19	200,000,000	[a]	199,577,000
Banco Santander S.A/NY	2.65	5/28/19	88,200,000	[a]	87,639,440
Banco Santander S.A/NY	2.87	4/16/19	100,000,000	[a]	99,639,028
Bedford Row Funding	2.75	5/15/19	152,500,000	[a]	151,642,188
Bedford Row Funding	2.63	4/9/19	45,000,000	[a]	44,873,738
Cancara Asset Securitisation	2.94	4/3/19	84,000,000	[a]	83,777,470
Collateralized Commercial Paper Co LLC ,
3 Month LIBOR +.20%	2.99	9/17/19	125,000,000	[b]	125,000,000
Collateralized Commercial Paper II Co
LLC , 3 Month LIBOR +.06%	2.80	10/29/19	75,000,000	[b,c]	75,000,000
Commonwealth Bank of Australia , 3
Month LIBOR +.10%	2.89	10/4/19	43,000,000	[b,c]	42,996,768
HSBC Bank , 1 Month LIBOR +.13%	2.61	8/27/19	92,000,000	[b,c]	92,000,000
JP Morgan Securities	2.64	5/24/19	50,000,000	[a]	49,697,833
JP Morgan Securities , 3 Month LIBOR
+.15%	2.95	7/1/19	104,000,000	[b,c]	104,000,000
JP Morgan Securities , 3 Month LIBOR
+.15%	2.95	7/1/19	45,000,000	[b,c]	45,000,000
Lloyds Bank , 3 Month LIBOR +.12%	2.80	7/9/19	98,500,000	[b]	98,500,000
Lloyds Bank , 3 Month LIBOR +.15%	2.95	7/2/19	250,000,000	[b]	250,000,000
Matchpoint Finance	2.91	3/19/19	25,000,000	[a]	24,964,125
Matchpoint Finance	2.91	3/20/19	25,000,000	[a]	24,962,132
Matchpoint Finance	2.75	4/24/19	140,000,000	[a]	139,433,000
Mitsubishi UFJ Trust and Banking
Corporation	2.61	5/22/19	90,000,000	[a]	89,475,200
Mizuho Bank Ltd/NY	2.75	5/1/19	175,000,000	[a]	174,199,375
Royal Bank of Canada , 3 Month LIBOR
+.09%	2.87	4/24/19	216,000,000	[b]	216,000,000
Sumitomo Mitsui Trust Bank (Singapore)	2.88	3/19/19	100,000,000	[a]	99,858,000
Sumitomo Mitsui Trust Bank (Singapore)	2.62	6/6/19	70,000,000	[a]	69,515,269
Toronto-Dominion Bank , 3 Month LIBOR
+.10%	2.87	9/11/19	240,000,000	[b,c]	240,000,000
Toronto-Dominion Bank , 3 Month LIBOR
+.22%	2.95	11/6/19	100,000,000	[b,c]	100,000,000
Westpac Banking , 1 Month LIBOR +.40%	2.92	3/8/19	200,000,000	[b,c]	200,000,000
Total Commercial Paper
(cost $2,927,750,566)					2,927,750,566
Negotiable Bank Certificates of Deposit - 28.4%
Bank of Montreal , 3 Month LIBOR +.06%	2.81	5/3/19	94,000,000	[b]	94,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 28.4% (continued)
Bank of Nova Scotia , 3 Month LIBOR
+.03%	2.77	5/7/19	148,000,000	[b]	148,000,000
Bank of Nova Scotia , 3 Month LIBOR
+.14%	2.88	6/6/19	175,000,000	[b]	175,000,000
BNP Paribas Fortis /NY , 1 Month LIBOR
+.30%	2.81	5/8/19	100,000,000	[b]	100,000,000
Citibank , 3 Month LIBOR +.34%	3.13	3/20/19	39,600,000	[b]	39,603,568
Commonwealth Bank of Australia/NY	2.98	4/10/19	100,000,000	[b]	100,009,849
DNB Bank/NY , 3 Month LIBOR +.07%	2.87	6/28/19	150,000,000	[b]	150,000,000
Mitsubishi UFJ Trust and Banking/NY	2.62	5/24/19	200,000,000		200,000,000
Mizbnk	2.70	5/23/19	150,000,000		150,000,000
Mizuho Bank Ltd/NY	2.72	5/2/19	60,000,000		60,000,000
Mizuho Bank Ltd/NY , 1 Month LIBOR
+.33%	2.82	5/14/19	40,000,000	[b]	40,000,000
MUFG Bank Ltd/NY	2.84	8/8/19	139,000,000	[b]	139,000,000
Oversea-Chinese Banking Corporation , 1
Month LIBOR +.16%	2.67	4/4/19	200,000,000	[b]	200,000,000
Sumitomo Mitsui Banking Corp./NY , 1
Month LIBOR +.30%	2.78	5/22/19	100,000,000	[b]	100,000,000
Sumitomo Mitsui Banking Corp/NY	2.59	6/21/19	60,000,000		60,000,000
Sumitomo Mitsui Banking Corp/NY , 1
Month LIBOR +.17%	2.68	8/5/19	50,000,000	[b]	50,000,000
Sumitomo Mitsui Banking Corp/NY
(Yankee)	2.80	5/9/19	99,200,000		99,200,000
Svenska Handelsbanken/NY , 3 Month
LIBOR +.06%	2.72	5/22/19	100,000,000	[b]	100,000,000
Wells Fargo Bank NA , 3 Month LIBOR
+.06%	2.72	5/22/19	60,000,000	[b]	60,000,000
Wells Fargo Bank NA , 3 Month LIBOR
+.18%	2.83	6/24/19	255,000,000	[b]	255,000,000
Wells Fargo Bank NA , 1 Month LIBOR
+.37%	2.86	11/29/19	100,000,000	[b]	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,419,813,417)					2,419,813,417
Time Deposits - 32.0%
Australia & New Zealand Banking Group
(Cayman)	2.39	3/1/19	170,000,000		170,000,000
BNP Paribas (Cayman)	2.38	3/1/19	130,000,000		130,000,000
Canadian Imperial Bank of Commerce
(Cayman)	2.35	3/1/19	425,000,000		425,000,000
Credit Industriel ET Commercial
(Cayman)	2.37	3/1/19	221,000,000		221,000,000
DNB Bank ASA (Cayman)	2.37	3/1/19	275,000,000		275,000,000
KBC Bank/NY	2.38	3/1/19	425,000,000		425,000,000
National Bank of Canada (Montreal)	2.39	3/1/19	100,000,000		100,000,000
Natixis (Cayman)	2.36	3/1/19	135,000,000		135,000,000

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)	Value ($)
Time Deposits - 32.0% (continued)
Nordea Bank Abp/NY	2.36	3/1/19	425,000,000	425,000,000
Skandinaviska Enskilda Banken AB/NY	2.37	3/1/19	425,000,000	425,000,000
Total Time Deposits
(cost $2,731,000,000)				2,731,000,000
U.S. Treasury Bills - 1.2%
U. S. Treasury Bills
(cost $99,725,528)	0.00	4/11/19	100,000,000 [a]	99,725,528
Repurchase Agreements - 5.1%
Credit Agricole CIB, Tri-Party Agreement
thru BNY Mellon, dated 2/28/19, due
3/1/19 in the amount of $187,013,506
(fully collateralized by $189,308,403
U. S. Treasuries (including strips), 0%-
3.63%, due 8/29/19-8/15/47, value
$190,740,003)	2.60	3/1/19	187,000,000	187,000,000
Merrill Lynch Pierce Fenner & Smith, Tri-
Party Agreement thru JP Morgan Chase
Bank, dated 2/28/19, due 3/1/19 in
the amount of $250,017,361 (fully
collateralized by Equities, value
$275,000,081)	2.50	3/1/19	250,000,000	250,000,000
Total Repurchase Agreements
(cost $437,000,000)				437,000,000
Total Investments (cost $8,615,289,511)			101.1%	8,615,289,511
Liabilities, Less Cash and Receivables			(1.1%)	(92,294,629)
Net Assets			100.0%	8,522,994,882

[a]	Security is a discount security. Income is recognized through the accretion of discount.
[b]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to $898,996,768 or 10.55% of net assets.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	8,615,289,511
Level 3 - Significant Unobservable Inputs	-
Total	8,615,289,511

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)